UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     November 07, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $94,181 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACERGY S A                     SPONSORED ADR    00443E104     1605    94000 SH       SOLE                    94000        0        0
BAKER HUGHES INC               COM              057224107     3042    44600 SH       SOLE                    44600        0        0
BJ SVCS CO                     COM              055482103     4556   151200 SH       SOLE                   151200        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     4597    95150 SH       SOLE                    95150        0        0
CARBO CERAMICS INC             COM              140781105     2969    82400 SH       SOLE                    82400        0        0
CE FRANKLIN LTD                COM              125151100      376    33500 SH       SOLE                    33500        0        0
CONOCOPHILLIPS                 COM              20825C104     5209    87500 SH       SOLE                    87500        0        0
CONSOL ENERGY INC              COM              20854P109     4956   156200 SH       SOLE                   156200        0        0
EL PASO CORP                   COM              28336l109      818    60000 SH       SOLE                    60000        0        0
ENERGEN CORP                   COM              29265N108     6260   149500 SH       SOLE                   149500        0        0
GRANT PRIDECO INC              COM              38821G101     3898   102500 SH       SOLE                   102500        0        0
HALLIBURTON CO                 COM              406216101     4569   160600 SH       SOLE                   160600        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     8484   254025 SH       SOLE                   254025        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100     1643   684500 SH       SOLE                   684500        0        0
MCDERMOTT INTL INC             COM              580037109     5676   135800 SH       SOLE                   135800        0        0
NATCO GROUP INC                CL A             63227W203      461    16000 SH       SOLE                    16000        0        0
NOBLE CORPORATION              SHS              G65422100     2631    41000 SH       SOLE                    41000        0        0
OIL STS INTL INC               COM              678026105     4840   176000 SH       SOLE                   176000        0        0
SCHLUMBERGER LTD               COM              806857108     6947   112000 SH       SOLE                   112000        0        0
SMITH INTL INC                 COM              832110100     3919   101000 SH       SOLE                   101000        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     3472   132200 SH       SOLE                   132200        0        0
TESCO CORP                     COM              88157K101     1169    75500 SH       SOLE                    75500        0        0
TRANSOCEAN INC                 ORD              G90078109     1428    19500 SH       SOLE                    19500        0        0
UNIT CORP                      COM              909218109     4367    95000 SH       SOLE                    95000        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101     6289   150750 SH       SOLE                   150750        0        0